INCOME TAXES (Schedule of Changes of Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Beginning balance	$ 1,060	$ 816	$ 709
Addition	209	316	87
Foreign exchange effect	(31)	(72)	20
Ending Balance	$ 1,238	$ 1,060	$ 816